Loans (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 134,520	€ 40,805
Current maturities	14,253	4,138
Long-term loans	198,169	93,320
Second year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	12,910	7,656
Third year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	13,034	5,274
Fourth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	12,539	5,342
Fifth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	13,264	5,242
Sixth year and thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 132,169	€ 65,668